Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 20, 2016
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001587982
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2016
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
ACR International Quality Return (IQR) Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the ACR International Quality Return (IQR) Fund (the “Fund”) is to protect capital from permanent impairment while providing a return above both the Fund’s cost of capital and the Fund’s benchmark over a full market cycle.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares Purchase Programs” on page 17 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” and “Acquired fund fees and expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other expenses” and “Acquired fund fees and expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue the Fund’s objectives, under normal market conditions, the Advisor invests the Fund’s assets primarily in equity securities of companies located outside of the U.S. The Fund will invest primarily in equity securities including common stock, preferred stock, American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) and Global Depository Receipts (“GDRs). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs are similar to ADRs, except that they may be traded in international trading markets. The Fund may invest in shares of other registered investment companies and exchange-traded funds (“ETFs”) that invest substantially all of their assets in equity securities of companies located outside of the U.S. The Advisor considers a company to be located outside of the U.S. if: (i) it is organized under the laws of a foreign country or maintains its principal offices or headquarters in a foreign country; (ii) its securities are principally traded in a foreign country; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country, or has at least 50% of its assets in a foreign country. The Fund will allocate its assets among various regions and countries and will normally invest its assets in issuers representing at least three different countries. The Advisor does not expect, under normal circumstances, to invest more than 35% of the Fund’s net assets in securities of companies located in emerging markets; however, the Fund’s investments in emerging markets may exceed this amount from time to time depending on market opportunities. The Fund’s investments may be denominated in foreign currencies.

The Advisor adheres to a bottom-up due diligence and a fundamental valuation process in which each prospective investment is analyzed from an operating quality perspective, a financial quality perspective and a valuation perspective. The Advisor considers a company with high operating quality to have an understandable business model, a solid competitive position, long term staying power, sufficient returns on capital, a management team that allocates capital appropriately, and competitive dynamics that can be reasonably forecasted and will not be significantly impacted by technological developments or foreign competition. The Advisor considers a company with high financial quality to have understandable financial statements, appropriate accounting judgment, a conservative balance sheet, an appropriate capital structure for the cyclicality and profit profile of the business, a sustainable debt maturity schedule, and understandable cash flow dynamics. The Advisor’s fundamental valuation process considers the long term cash flows a company generates and the manners in which the company may distribute those cash flows. In seeing to generate “quality returns,” the Fund will attempt to limit its investments to those with reasonable and sustainable returns for full market cycles – i.e., returns from companies that the Advisor believes are well positioned to be in business over the long term, have a high likelihood of generating sufficient returns on capital, and are capitalized conservatively so that the company should remain solvent during, and be able to overcome, any near to medium term recessions or market headwinds.

With respect to the Fund’s objective, the Advisor defines certain terms as follows:

• “Permanent impairment” means a loss of value on the purchase price of an investment that the Advisor, believes will not be recovered together with a reasonable return on the purchase price.

• “Cost of capital” refers to the opportunity cost of making a specific investment. It is the rate of return that an investor believes, at the time of an investment, could have been earned by putting the same money into a different investment with equal risk. The Fund’s cost of capital at any time is the weighted average of the cost of capital of the securities that comprise the Fund’s portfolio, as estimated by the Advisor.

• “Fund’s benchmark” means the MSCI All Country World Index Ex-U.S. The Advisor has selected the MSCI All Country World Index Ex-U.S. as the Fund’s benchmark because it is a broad proxy for the world equity market excluding U.S.-based companies.

• “Full market cycle” means a period of time that includes both an up and down equity market. This period of time is commonly measured from a prior equity market peak to the next equity market peak or from the prior equity market trough to the next equity market trough. Full market cycles are usually measured in years.

When fully invested, the Fund’s portfolio will generally consist of approximately 20 holdings and will not be limited by security type, issuer size or geographic location. The Fund may hold a significant portion of its assets in cash during periods when the Advisor believes there are not sufficient investment opportunities that meet the Fund’s investment criteria. The Advisor does not expect, under normal circumstances, to hold a cash balance in excess of 20% of the Fund’s net assets. However, the cash allocation may be larger during times of high security prices with relatively few investment opportunities and may also be significantly lower, or zero, during periods of ample investment opportunities that adhere to the Advisor’s investment criteria. The Fund will generally invest 3-5% of its net assets in any new investment. The Advisor will consider specific risk factors of the individual companies that comprise the Fund’s portfolio (e.g., currency exposure, interest rate sensitivity, end market exposure, customer concentration, commodity prices), in addition to the Fund’s industry exposure, in an effort to prevent the Fund’s portfolio from being overly exposed to a specific factor or industry that could impair the portfolio’s return.

Investments are sold for four general reasons: (1) an unanticipated change at the company, (2) an error in the analysis of the company, (3) an ability to invest in a superior investment opportunity that requires the sale of a current portfolio holding that has a relatively inferior prospective return, or (4) a share price approaching/reaching/exceeding the estimate of intrinsic value.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”) which means that it may invest more of its assets in fewer issuers than “diversified” mutual funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”). Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Emerging market risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Currency risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Preferred stock risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Liquidity risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value.

Valuation risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Fund using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the security or had used a different valuation methodology.

Small-cap and mid-cap company risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Large-cap company risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

ETF risk. Investing in an ETF will provide the Fund with exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Value-oriented investment strategies risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets. Therefore the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Management and strategy risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

No operating history. The Fund is newly organized and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Risk of increase in expenses. Your actual costs of investing in the Fund may be higher than the expenses shown in “Annual fund operating expenses” in the “Fees and Expenses of the Fund” table in this Prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. In addition, the Advisor has agreed to waive all or a portion of its fees and to subsidize the Fund’s other operating expenses for a specified period to maintain the Fund’s expense ratio at a level the Advisor believes will be competitive, but no assurance exists that the Fund’s assets will reach a level that will be adequate to maintain its expense ratio at such a level without such a waiver and subsidy or that the Advisor will be willing to continue to manage the Fund beyond such period if the Advisor cannot do so profitably.

Non-diversification risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.
ACR International Quality Return (IQR) Fund | Class A Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IQRAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
[custom:WireFee]	imstii_WireFee	$ 20
[custom:OvernightCheckDeliveryFee]	imstii_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.05%
All other expenses	rr_Component2OtherExpensesOverAssets	1.14%
Other expenses	rr_OtherExpensesOverAssets	1.19%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.45%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.41%	[2]
One Year	rr_ExpenseExampleYear01	$ 710
Three Years	rr_ExpenseExampleYear03	$ 1,201
ACR International Quality Return (IQR) Fund | Class I Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IQRIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
[custom:WireFee]	imstii_WireFee	$ 20
[custom:OvernightCheckDeliveryFee]	imstii_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.15%
All other expenses	rr_Component2OtherExpensesOverAssets	1.14%
Other expenses	rr_OtherExpensesOverAssets	1.29%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.30%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.04%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.26%	[2]
One Year	rr_ExpenseExampleYear01	$ 128
Three Years	rr_ExpenseExampleYear03	$ 619

[1]	“Other expenses” and “Acquired fund fees and expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.25% of the average daily net assets of Class A and Class I shares of the Fund, respectively. This agreement is in effect until March 31, 2018, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.